Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 4,690,034	$ 7,319,765	$ 18,945,817
Accounts receivable	593,114	271,161	162,141
Gaming accounts receivable	1,116,713	2,418,492	1,455,710
Prepaid expenses	2,968,452	968,682	327,190
Related party receivable	8,318	1,413	1,519
Other current assets	372,561	403,972	301,289
Total Current Assets	9,749,192	11,383,485	21,193,666
Non-Current Assets
Restricted cash	332,606	386,592	1,098,952
Property, plant and equipment	617,906	490,079	489,591
Right of use assets	1,276,733	589,288	687,568
Intangible assets	14,403,191	15,557,561	10,257,582
Goodwill	16,164,049	16,164,337	1,663,120
Marketable securities	50,749	7,499	467,500
Total Non - Current Assets	32,845,234	33,195,356	14,664,313
Total Assets	42,594,426	44,578,841	35,857,979
Current Liabilities
Bank overdraft		7,520	3,902
Line of credit - bank			500,000
Accounts payable and accrued liabilities	5,237,836	6,820,279	7,961,146
Gaming accounts payable	2,882,813	2,610,305	3,084,768
Taxes payable	401,933	47,787	946,858
Advances from stockholders		502	565
Deferred purchase consideration, net of discount of $0 and $7,761			17,673
Deferred purchase consideration - related parties, net of discount of $0 and $5,174		0	376,954
Promissory notes payable, related parties	374,347	51,878
Debentures			34,547
Operating lease liability	313,981	244,467	238,899
Financial lease liability	6,937	8,347	10,511
Bank loan payable, current portion	3,122	36,094	138,212
Total Current Liabilities	9,221,130	9,827,179	13,314,035
Non-Current Liabilities
Contingent Purchase Consideration	14,257,232	12,859,399
Deferred tax liability	3,053,362	3,291,978	1,222,513
Operating lease liability		340,164	416,861
Financial lease liability	1,439	7,716	17,265
Bank loan payable	148,968	151,321	66,885
Other long-term liabilities	380,012	359,567	664,067
Total Non-Current Liabilities	19,178,824	17,010,145	2,387,591
Total Liabilities	28,399,954	26,837,324	15,701,626
Stockholders' Equity
Preferred stock, $0.0001 par value; 5,000,000 shares authorized, none issued
Common stock, $0.0001 par value, 80,000,000 shares authorized; 30,360,810 and 23,363,732 shares issued and outstanding as of September 30, 2022 and December 31, 2021	3,036	2,336	2,003
Additional paid-in capital	73,756,657	66,233,292	53,064,919
Accumulated other comprehensive loss	(1,129,079)	(251,083)	267,948
Accumulated deficit	(58,436,142)	(48,243,028)	(33,178,517)
Total Stockholders' Equity	14,194,472	17,741,517	20,156,353
Total Liabilities and Stockholders’ Equity	42,594,426	44,578,841	$ 35,857,979
Advances from related parties	161	502
Operating lease liability	977,456	340,164
Equipment funding loan, related parties	$ 360,355